Employee Benefits - Summary of weighted-average actual and target asset allocations (Detail)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Pension plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	2.00%
Pension plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	49.00%	48.00%
Defined benefit plan target asset allocation	41.00%
Pension plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	44.00%	43.00%
Pension plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	5.00%	5.00%
Pension plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	39.00%	39.00%
Defined benefit plan target asset allocation	44.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	6.00%	10.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	33.00%	29.00%
Pension plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%
Defined benefit plan target asset allocation	1.00%
Pension plans [member] | Investment property [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%
Pension plans [member] | Other securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	10.00%	10.00%
Defined benefit plan target asset allocation	14.00%
Pension plans [member] | Other securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	10.00%	10.00%
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Other benefit plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	15.00%	12.00%
Defined benefit plan target asset allocation	15.00%
Other benefit plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	15.00%	12.00%
Other benefit plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	0.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	83.00%	87.00%
Defined benefit plan target asset allocation	83.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	83.00%	87.00%
Other benefit plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	2.00%	1.00%
Defined benefit plan target asset allocation	2.00%
Other benefit plans [member] | Investment property [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	2.00%	1.00%